Commitments and Contingencies - Future Minimum Rental Commitments Under Operating Leases (Detail) $ in Millions	Dec. 31, 2016 USD ($)
Commitments And Contingencies Disclosure [Abstract]
2017	$ 40
2018	35
2019	31
2020	21
2021	17
2022 and thereafter	23
Future minimum rental commitments under operating leases	$ 167